Vanguard Small-Cap Growth Index Fund

Schedule of Investments (unaudited)
As of September 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Basic Materials (2.0%)
	Royal Gold Inc.	972,933	119,875
	Versum Materials Inc.	1,621,659	85,834
	NewMarket Corp.	132,832	62,709
*	Ingevity Corp.	621,247	52,706
	Balchem Corp.	480,217	47,633
*	Element Solutions Inc.	3,428,273	34,900
*	Univar Solutions Inc.	1,251,288	25,977
	US Silica Holdings Inc.	1,098,473	10,501
*	PQ Group Holdings Inc.	607,465	9,683
*	Coeur Mining Inc.	1,483,358	7,135
	American Vanguard Corp.	383,998	6,029
			462,982
Consumer Goods (5.6%)
	Pool Corp.	562,875	113,532
*	Post Holdings Inc.	1,030,228	109,039
	Gentex Corp.	3,781,210	104,116
*	Middleby Corp.	826,252	96,589
*	Skechers U.S.A. Inc. Class A	1,985,096	74,143
*	Zynga Inc. Class A	12,577,085	73,199
	Carter's Inc.	664,024	60,566
*	Tempur Sealy International Inc.	691,930	53,417
*	Boston Beer Co. Inc. Class A	122,682	44,666
	J&J Snack Foods Corp.	223,711	42,952
	Steven Madden Ltd.	1,133,575	40,571
	Columbia Sportswear Co.	401,031	38,856
	WD-40 Co.	203,814	37,408
*	Fox Factory Holding Corp.	541,683	33,714
	Brunswick Corp.	636,334	33,166
*	Dorman Products Inc.	413,601	32,898
	LCI Industries	352,877	32,412
*	Welbilt Inc.	1,884,358	31,770
*	Crocs Inc.	878,244	24,380
*,^ iRobot Corp.		395,183	24,371
	Coca-Cola Consolidated Inc.	68,887	20,933
*	Gentherm Inc.	489,558	20,113
	Lancaster Colony Corp.	142,812	19,801
*	Sleep Number Corp.	413,469	17,084
*,^ Beyond Meat Inc.		112,215	16,677
	Callaway Golf Co.	698,429	13,556
*	Fitbit Inc. Class A	3,357,728	12,793
	Interface Inc. Class A	867,365	12,525
*	USANA Health Sciences Inc.	181,782	12,432
*	Cavco Industries Inc.	64,647	12,418
*,^ YETI Holdings Inc.		377,663	10,575
*	American Woodmark Corp.	113,357	10,079
*	Sonos Inc.	704,595	9,449
	Inter Parfums Inc.	127,546	8,924
	Oxford Industries Inc.	120,270	8,623

	Medifast Inc.	82,879	8,589
^	National Beverage Corp.	173,650	7,703
*,^ GoPro Inc. Class A		867,474	4,498
*	elf Beauty Inc.	222,290	3,892
*,^ Revlon Inc. Class A		79,302	1,863
	Vector Group Ltd.	98	1
			1,334,293
Consumer Services (12.9%)
*	Burlington Stores Inc.	984,963	196,815
*	Bright Horizons Family Solutions Inc.	863,958	131,754
*	Liberty Media Corp-Liberty Formula One	2,874,077	119,533
*	Trade Desk Inc. Class A	579,629	108,709
*	Five Below Inc.	830,557	104,733
	Dunkin' Brands Group Inc.	1,227,627	97,424
*	Etsy Inc.	1,698,395	95,959
	Cable One Inc.	76,218	95,631
*	Caesars Entertainment Corp.	8,047,362	93,832
	Casey's General Stores Inc.	545,715	87,947
*	GrubHub Inc.	1,355,780	76,208
*	Planet Fitness Inc. Class A	1,246,867	72,156
*	Madison Square Garden Co. Class A	271,114	71,444
*	Grand Canyon Education Inc.	717,491	70,458
	Vail Resorts Inc.	298,327	67,887
	Nexstar Media Group Inc. Class A	650,112	66,513
	Churchill Downs Inc.	505,075	62,354
*	frontdoor Inc.	1,256,686	61,037
	Six Flags Entertainment Corp.	1,189,392	60,409
	Dolby Laboratories Inc. Class A	909,360	58,781
	Marriott Vacations Worldwide Corp.	549,132	56,896
*	ServiceMaster Global Holdings Inc.	1,008,329	56,366
*	Floor & Decor Holdings Inc. Class A	1,034,881	52,934
	Texas Roadhouse Inc. Class A	980,919	51,518
*	Chegg Inc.	1,687,139	50,530
	Choice Hotels International Inc.	537,320	47,800
	World Wrestling Entertainment Inc. Class A	671,482	47,776
*	Ollie's Bargain Outlet Holdings Inc.	800,901	46,965
	Morningstar Inc.	317,280	46,367
	Strategic Education Inc.	309,527	42,059
*	IAA Inc.	990,420	41,330
*	Hilton Grand Vacations Inc.	1,275,186	40,806
*	RH	231,742	39,588
	Wingstop Inc.	436,972	38,139
*	Shake Shack Inc. Class A	385,504	37,795
	Monro Inc.	468,432	37,011
*,^ Eldorado Resorts Inc.		923,409	36,816
*	Yelp Inc. Class A	1,001,287	34,795
*	Sotheby's	588,128	33,512
*	Cargurus Inc.	1,078,819	33,389
	Jack in the Box Inc.	364,118	33,178
	Allegiant Travel Co. Class A	193,640	28,980
	Boyd Gaming Corp.	1,154,736	27,656
*	National Vision Holdings Inc.	1,148,770	27,651
*	WW International Inc.	697,153	26,366
*,^ Carvana Co. Class A		369,358	24,378
	Dave & Buster's Entertainment Inc.	539,761	21,024
	Red Rock Resorts Inc. Class A	991,663	20,136
*	SeaWorld Entertainment Inc.	759,044	19,978

*	Stamps.com Inc.	241,991	18,016
*	Scientific Games Corp.	829,180	16,874
*	Sprouts Farmers Market Inc.	832,785	16,106
*	Simply Good Foods Co.	515,480	14,944
*	Upwork Inc.	1,068,824	14,221
*	Liberty Media Corp-Liberty Formula One Class A	349,583	13,840
*,^ Stitch Fix Inc. Class A		702,148	13,516
	EW Scripps Co. Class A	767,231	10,189
*	ANGI Homeservices Inc. Class A	1,224,802	8,678
^	Papa John's International Inc.	165,115	8,644
*	Herc Holdings Inc.	179,485	8,348
*	Quotient Technology Inc.	1,052,629	8,232
*	At Home Group Inc.	807,959	7,773
	BJ's Restaurants Inc.	151,867	5,899
*,^ Revolve Group Inc.		200,737	4,691
*	TrueCar Inc.	1,338,178	4,550
*,^ Peloton Interactive Inc. Class A		43,971	1,104
*	Roku Inc.	123	13
	PriceSmart Inc.	19	1
*	Groupon Inc. Class A	401	1
*	Grocery Outlet Holding Corp.	14	—
*	RealReal Inc.	14	—
*	Lumber Liquidators Holdings Inc.	24	—
			3,076,963
Financials (16.4%)
	Equity LifeStyle Properties Inc.	1,215,932	162,449
	CyrusOne Inc.	1,679,919	132,882
	Kilroy Realty Corp.	1,498,596	116,726
	STORE Capital Corp.	3,085,065	115,412
*	Apollo Global Management LLC	2,830,618	107,054
	Douglas Emmett Inc.	2,470,919	105,830
	Americold Realty Trust	2,844,484	105,445
	Lamar Advertising Co. Class A	1,275,757	104,523
	CubeSmart	2,856,167	99,680
	American Campus Communities Inc.	2,039,078	98,039
	American Homes 4 Rent Class A	3,782,322	97,924
	Sun Communities Inc.	639,248	94,896
	Healthcare Trust of America Inc. Class A	3,044,684	89,453
*	GCI Liberty Inc. Class A	1,426,998	88,574
	MarketAxess Holdings Inc.	266,189	87,177
*	Credit Acceptance Corp.	181,328	83,648
*	Howard Hughes Corp.	608,390	78,847
	Hudson Pacific Properties Inc.	2,291,488	76,673
	Rexford Industrial Realty Inc.	1,628,836	71,701
	Erie Indemnity Co. Class A	377,016	69,993
	Omega Healthcare Investors Inc.	1,606,979	67,156
	CoreSite Realty Corp.	547,536	66,717
	Essent Group Ltd.	1,387,311	66,133
	Healthcare Realty Trust Inc.	1,918,091	64,256
	Spirit Realty Capital Inc.	1,337,411	64,009
	Western Alliance Bancorp	1,384,274	63,787
	Pinnacle Financial Partners Inc.	1,084,823	61,564
	Ryman Hospitality Properties Inc.	687,174	56,218
	STAG Industrial Inc.	1,887,212	55,635
	FirstCash Inc.	605,748	55,529
*,^ Zillow Group Inc.		1,790,465	53,392
	PS Business Parks Inc.	284,991	51,854

	Terreno Realty Corp.	972,796	49,700
	Bank OZK	1,817,999	49,577
	Physicians Realty Trust	2,750,211	48,816
	CenterState Bank Corp.	1,818,884	43,626
	Colony Capital Inc.	7,226,406	43,503
	QTS Realty Trust Inc. Class A	820,811	42,198
	Paramount Group Inc.	3,126,708	41,742
*	Texas Capital Bancshares Inc.	746,520	40,797
	Evercore Inc. Class A	503,022	40,292
	Ameris Bancorp	980,179	39,442
*	LendingTree Inc.	115,486	35,850
	CareTrust REIT Inc.	1,416,578	33,297
	Sabra Health Care REIT Inc.	1,406,310	32,289
	LegacyTexas Financial Group Inc.	726,402	31,620
	Retail Opportunity Investments Corp.	1,696,704	30,931
	Sterling Bancorp	1,522,574	30,543
	Pebblebrook Hotel Trust	969,450	26,970
	Towne Bank	969,675	26,962
	Independent Bank Group Inc.	509,793	26,820
	Pacific Premier Bancorp Inc.	850,931	26,541
	ServisFirst Bancshares Inc.	675,211	22,383
*	Axos Financial Inc.	772,618	21,363
	Kite Realty Group Trust	1,246,283	20,128
	Newmark Group Inc. Class A	2,205,284	19,980
	Kennedy-Wilson Holdings Inc.	899,318	19,713
*,^ Redfin Corp.		1,158,564	19,510
	Cohen & Steers Inc.	352,157	19,344
	Hamilton Lane Inc. Class A	331,923	18,906
	Universal Health Realty Income Trust	183,773	18,892
	Virtu Financial Inc. Class A	1,135,474	18,576
*	Zillow Group Inc. Class A	607,157	17,939
	American Assets Trust Inc.	376,711	17,608
*	Green Dot Corp. Class A	692,231	17,479
	Simmons First National Corp. Class A	680,109	16,935
	Kinsale Capital Group Inc.	155,211	16,035
	Kearny Financial Corp.	1,172,084	15,284
	TFS Financial Corp.	828,586	14,931
	Houlihan Lokey Inc. Class A	302,947	13,663
	National Bank Holdings Corp. Class A	392,722	13,427
*	Marcus & Millichap Inc.	348,331	12,362
	Moelis & Co. Class A	365,188	11,996
	Eagle Bancorp Inc.	243,521	10,866
	Alexander's Inc.	30,325	10,566
	RMR Group Inc. Class A	224,999	10,233
	Uniti Group Inc.	1,290,312	10,019
*	Focus Financial Partners Inc. Class A	419,595	9,986
*	St. Joe Co.	491,445	8,419
	New Senior Investment Group Inc.	1,236,414	8,259
	Front Yard Residential Corp.	678,823	7,847
	WisdomTree Investments Inc.	978,184	5,111
	GAMCO Investors Inc. Class A	76,781	1,501
	VICI Properties Inc.	370	8
	Medical Properties Trust Inc.	365	7
	Signature Bank	43	5
	Life Storage Inc.	39	4
	Home BancShares Inc.	126	2
*	Assetmark Financial Holdings Inc.	9	—

			3,903,979
Health Care (19.7%)
	West Pharmaceutical Services Inc.	1,094,458	155,216
*	Insulet Corp.	894,479	147,526
*	Neurocrine Biosciences Inc.	1,359,121	122,470
*	Ionis Pharmaceuticals Inc.	1,876,650	112,430
	Bio-Techne Corp.	564,898	110,534
*	Masimo Corp.	712,217	105,971
*	Bio-Rad Laboratories Inc. Class A	311,643	103,696
*	Catalent Inc.	2,167,128	103,285
	Chemed Corp.	236,570	98,785
*	Haemonetics Corp.	753,432	95,038
*	PRA Health Sciences Inc.	931,818	92,464
	STERIS plc	628,338	90,789
*	Novocure Ltd.	1,165,626	87,166
*	Exelixis Inc.	4,495,496	79,503
*	Sarepta Therapeutics Inc.	1,048,142	78,946
*	Horizon Therapeutics plc	2,767,063	75,347
*,^ Teladoc Health Inc.		1,069,223	72,408
	Bruker Corp.	1,492,084	65,547
*	Syneos Health Inc.	1,228,679	65,378
*	Integra LifeSciences Holdings Corp.	1,078,853	64,807
*	Amedisys Inc.	477,523	62,560
*	Penumbra Inc.	464,716	62,500
*	ACADIA Pharmaceuticals Inc.	1,696,012	61,039
*	HealthEquity Inc.	1,046,395	59,796
*	Globus Medical Inc.	1,137,748	58,162
*	Neogen Corp.	777,290	52,941
*	Medicines Co.	1,058,263	52,913
*	Repligen Corp.	688,297	52,786
*	Bluebird Bio Inc.	574,188	52,722
	Hill-Rom Holdings Inc.	495,706	52,163
*	Blueprint Medicines Corp.	692,496	50,878
*	Spark Therapeutics Inc.	513,858	49,834
*	Avantor Inc.	3,377,448	49,648
*	NuVasive Inc.	772,353	48,952
*	Tandem Diabetes Care Inc.	826,942	48,773
*	Charles River Laboratories International Inc.	362,197	47,944
*	LHC Group Inc.	420,844	47,791
*	Nektar Therapeutics Class A	2,601,083	47,379
*,^ Moderna Inc.		2,939,822	46,802
*	ICU Medical Inc.	291,328	46,496
*	Alkermes plc	2,331,964	45,497
*	HMS Holdings Corp.	1,296,464	44,683
*	Omnicell Inc.	618,235	44,680
*	FibroGen Inc.	1,159,257	42,869
*	Global Blood Therapeutics Inc.	846,202	41,058
	Cantel Medical Corp.	526,822	39,406
*	Wright Medical Group NV	1,879,806	38,780
*	Arrowhead Pharmaceuticals Inc.	1,343,620	37,863
*	Nevro Corp.	436,304	37,509
	Ensign Group Inc.	752,704	35,701
*	Guardant Health Inc.	551,878	35,226
*	Ultragenyx Pharmaceutical Inc.	813,400	34,797
*	Emergent BioSolutions Inc.	650,922	34,030
*	Quidel Corp.	553,494	33,957
*	Arena Pharmaceuticals Inc.	739,420	33,843

*	Halozyme Therapeutics Inc.	2,171,281	33,677
*	Medpace Holdings Inc.	399,581	33,581
*	Glaukos Corp.	519,184	32,454
*	MyoKardia Inc.	615,994	32,124
*	Immunomedics Inc.	2,421,784	32,113
*,^ Allakos Inc.		389,606	30,635
*	Amicus Therapeutics Inc.	3,778,858	30,306
*	Natera Inc.	884,690	29,018
*	Portola Pharmaceuticals Inc.	1,076,617	28,875
*	iRhythm Technologies Inc.	389,148	28,840
*	Genomic Health Inc.	415,062	28,150
*	PTC Therapeutics Inc.	830,895	28,101
*	NeoGenomics Inc.	1,464,207	27,996
^	Healthcare Services Group Inc.	1,100,541	26,732
*	Acceleron Pharma Inc.	666,453	26,332
*	Xencor Inc.	756,260	25,509
*	Agios Pharmaceuticals Inc.	784,755	25,426
*	Ligand Pharmaceuticals Inc.	253,956	25,279
*	Intercept Pharmaceuticals Inc.	363,941	24,151
*	Merit Medical Systems Inc.	779,211	23,735
*	Insmed Inc.	1,323,991	23,355
*	Pacira BioSciences Inc.	585,099	22,275
*	Corcept Therapeutics Inc.	1,518,512	21,464
*	Heron Therapeutics Inc.	1,125,306	20,818
*	Supernus Pharmaceuticals Inc.	742,320	20,399
*	Alder Biopharmaceuticals Inc.	1,055,070	19,899
*	BioTelemetry Inc.	478,932	19,507
*	Momenta Pharmaceuticals Inc.	1,464,845	18,984
*	Ironwood Pharmaceuticals Inc. Class A	2,203,929	18,921
*	Radius Health Inc.	684,523	17,626
*	REGENXBIO Inc.	492,964	17,550
*,^ Allogene Therapeutics Inc.		632,367	17,235
*	Editas Medicine Inc.	698,170	15,876
*	Cambrex Corp.	259,161	15,420
*	Orthofix Medical Inc.	270,096	14,321
*	Inogen Inc.	276,672	13,255
*	Spectrum Pharmaceuticals Inc.	1,591,025	13,198
	Luminex Corp.	632,686	13,065
*	Aimmune Therapeutics Inc.	605,885	12,687
*	Gossamer Bio Inc.	733,719	12,319
*	Theravance Biopharma Inc.	628,029	12,234
*	Epizyme Inc.	1,148,381	11,846
*,^ OPKO Health Inc.		5,502,104	11,499
*	Tricida Inc.	367,198	11,335
*	Tivity Health Inc.	638,899	10,625
*	CorVel Corp.	136,341	10,321
*	HealthStream Inc.	382,284	9,897
*	Innoviva Inc.	901,791	9,505
*	STAAR Surgical Co.	328,933	8,480
*	Varex Imaging Corp.	281,994	8,048
*	Sangamo Therapeutics Inc.	860,332	7,786
*	Natus Medical Inc.	243,003	7,737
*,^ Intellia Therapeutics Inc.		544,004	7,262
*	Achillion Pharmaceuticals Inc.	1,947,599	7,011
*,^ Esperion Therapeutics Inc.		190,777	6,994
*,^ SmileDirectClub Inc.		432,209	5,999
*,^ TherapeuticsMD Inc.		1,528,915	5,550

*,^ Intrexon Corp.		962,075	5,503
*,^ Alector Inc.		369,088	5,322
*	Puma Biotechnology Inc.	493,169	5,309
*	Atara Biotherapeutics Inc.	359,014	5,069
*,^ ZIOPHARM Oncology Inc.		1,145,931	4,905
*	Envista Holdings Corp.	172,112	4,798
*	Adaptive Biotechnologies Corp.	138,318	4,274
*,^ Akcea Therapeutics Inc.		276,845	4,261
*	10X Genomics Inc. Class A	74,629	3,761
*,^ Rubius Therapeutics Inc.		476,905	3,744
*,^ Shockwave Medical Inc.		104,493	3,127
*,^ Bridgebio Pharma Inc.		133,722	2,871
*,^ AMAG Pharmaceuticals Inc.		239,138	2,762
*	Option Care Health Inc.	518,957	1,661
*,^ Clovis Oncology Inc.		385,290	1,514
*	Stoke Therapeutics Inc.	60,640	1,303
*	Acorda Therapeutics Inc.	356,667	1,024
*,^ Lexicon Pharmaceuticals Inc.		315,463	950
*	Exact Sciences Corp.	107	10
*	Molina Healthcare Inc.	49	5
*	Acadia Healthcare Co. Inc.	70	2
*	Change Healthcare Inc.	35	—
	Meridian Bioscience Inc.	35	—
*	Amneal Pharmaceuticals Inc.	91	—
			4,694,796
Industrials (20.0%)
*	Teledyne Technologies Inc.	539,972	173,866
*	Zebra Technologies Corp.	803,171	165,750
	Lennox International Inc.	546,046	132,673
*	WEX Inc.	642,285	129,787
*	Fair Isaac Corp.	407,418	123,660
	Toro Co.	1,579,653	115,789
	Graco Inc.	2,475,677	113,980
*	Euronet Worldwide Inc.	768,242	112,394
	Nordson Corp.	767,897	112,313
	Universal Display Corp.	629,202	105,643
	Hexcel Corp.	1,262,931	103,725
	Genpact Ltd.	2,544,719	98,608
	Woodward Inc.	872,027	94,031
	Jack Henry & Associates Inc.	571,414	83,409
	Watsco Inc.	484,067	81,894
	BWX Technologies Inc.	1,412,886	80,831
*	Trex Co. Inc.	867,132	78,848
	National Instruments Corp.	1,859,528	78,082
*	Berry Global Group Inc.	1,960,585	76,992
	MAXIMUS Inc.	947,055	73,169
	Landstar System Inc.	588,133	66,212
	Air Lease Corp. Class A	1,574,756	65,856
*	Mercury Systems Inc.	781,532	63,437
	Littelfuse Inc.	346,696	61,473
	Cognex Corp.	1,203,192	59,113
*	RBC Bearings Inc.	350,715	58,187
*	Clean Harbors Inc.	746,182	57,605
	Insperity Inc.	580,704	57,269
	Eagle Materials Inc.	623,736	56,142
*	Gardner Denver Holdings Inc.	1,966,555	55,634
*	Coherent Inc.	355,956	54,718

	Exponent Inc.	770,498	53,858
*	Aerojet Rocketdyne Holdings Inc.	1,051,009	53,086
	FLIR Systems Inc.	1,006,326	52,923
*	Axon Enterprise Inc.	879,464	49,936
*	HD Supply Holdings Inc.	1,267,460	49,653
*	TopBuild Corp.	509,087	49,091
	AO Smith Corp.	1,026,846	48,991
*	ASGN Inc.	745,847	46,884
*	Paylocity Holding Corp.	472,692	46,125
*	SiteOne Landscape Supply Inc.	611,655	45,275
*	II-VI Inc.	1,271,998	44,787
	John Bean Technologies Corp.	446,435	44,389
*	TriNet Group Inc.	674,648	41,956
*	Cimpress NV	315,744	41,628
	Simpson Manufacturing Co. Inc.	596,842	41,403
*	Itron Inc.	556,356	41,148
	Albany International Corp. Class A	455,569	41,074
*	Novanta Inc.	494,716	40,428
*	AMN Healthcare Services Inc.	692,519	39,861
*	Proto Labs Inc.	379,054	38,701
*	Allegheny Technologies Inc.	1,871,057	37,889
*	Rogers Corp.	275,464	37,659
*	Summit Materials Inc. Class A	1,663,402	36,928
*	Saia Inc.	384,460	36,024
	Armstrong World Industries Inc.	361,322	34,940
*	Kirby Corp.	422,014	34,673
*	Advanced Disposal Services Inc.	1,055,912	34,391
*	ExlService Holdings Inc.	481,871	32,266
	Knight-Swift Transportation Holdings Inc.	885,795	32,154
	Cubic Corp.	439,663	30,965
	Covanta Holding Corp.	1,755,606	30,354
*	Ambarella Inc.	461,580	29,003
	Franklin Electric Co. Inc.	584,590	27,949
	Forward Air Corp.	420,376	26,786
	AAON Inc.	579,231	26,610
	Mueller Water Products Inc. Class A	2,335,616	26,252
	Tradeweb Markets Inc. Class A	682,547	25,241
	Badger Meter Inc.	432,128	23,205
*	Dycom Industries Inc.	444,086	22,671
	Advanced Drainage Systems Inc.	694,553	22,413
*	Masonite International Corp.	371,303	21,536
	EnPro Industries Inc.	305,683	20,985
	Tennant Co.	256,042	18,102
	Raven Industries Inc.	533,216	17,841
*	Installed Building Products Inc.	310,342	17,795
*	Air Transport Services Group Inc.	836,228	17,578
	Helios Technologies Inc.	430,057	17,447
*	AeroVironment Inc.	319,854	17,131
*,^ Inovalon Holdings Inc. Class A		1,041,798	17,075
	Lindsay Corp.	160,089	14,864
	Apogee Enterprises Inc.	374,088	14,586
*	Evo Payments Inc. Class A	514,402	14,465
	Heartland Express Inc.	671,995	14,455
*	Livent Corp.	2,159,214	14,445
*	Fabrinet	274,696	14,367
*	Continental Building Products Inc.	515,003	14,054
*	Kratos Defense & Security Solutions Inc.	748,115	13,911

*	SEACOR Holdings Inc.	282,309	13,288
*	FARO Technologies Inc.	257,263	12,439
*,^ Verra Mobility Corp. Class A		821,088	11,783
	Comfort Systems USA Inc.	259,812	11,492
*	Thermon Group Holdings Inc.	489,687	11,253
	GrafTech International Ltd.	857,803	10,980
*	Parsons Corp.	293,956	9,695
*	JELD-WEN Holding Inc.	485,225	9,360
	Quanex Building Products Corp.	490,231	8,863
	Methode Electronics Inc.	261,201	8,787
*	Veeco Instruments Inc.	725,103	8,469
	AZZ Inc.	194,092	8,455
*	Evolent Health Inc. Class A	1,120,575	8,057
*	MACOM Technology Solutions Holdings Inc.	344,827	7,412
*	Astronics Corp.	182,878	5,373
*,^ GreenSky Inc. Class A		734,088	5,025
	Gorman-Rupp Co.	126,050	4,385
*	Mistras Group Inc.	255,282	4,187
*	Vicor Corp.	135,167	3,990
	REV Group Inc.	191,018	2,183
	HEICO Corp. Class A	59	6
	HEICO Corp.	33	4
*	Builders FirstSource Inc.	96	2
			4,756,785
Oil & Gas (2.9%)
	Cimarex Energy Co.	1,505,557	72,176
	Parsley Energy Inc. Class A	3,963,187	66,582
*	WPX Energy Inc.	6,268,464	66,383
	Helmerich & Payne Inc.	1,542,466	61,807
*	Transocean Ltd.	8,623,419	38,547
*	Chart Industries Inc.	529,858	33,042
*	First Solar Inc.	547,343	31,751
*	Apergy Corp.	1,148,982	31,080
	Core Laboratories NV	658,121	30,682
^	Antero Midstream Corp.	3,760,778	27,830
*	Matador Resources Co.	1,644,432	27,182
*	PDC Energy Inc.	929,687	25,799
	Patterson-UTI Energy Inc.	2,855,277	24,413
*	Cactus Inc. Class A	697,829	20,195
*	SRC Energy Inc.	3,613,516	16,839
*	Enphase Energy Inc.	723,999	16,094
*	Callon Petroleum Co.	3,401,652	14,763
*	Centennial Resource Development Inc. Class A	2,746,654	12,401
*,^ Tellurian Inc.		1,437,590	11,954
*	Carrizo Oil & Gas Inc.	1,303,311	11,189
*	Newpark Resources Inc.	1,267,651	9,660
*	Oasis Petroleum Inc.	2,387,991	8,262
	Liberty Oilfield Services Inc. Class A	619,658	6,711
*	ProPetro Holding Corp.	632,792	5,752
*,^ Jagged Peak Energy Inc.		786,761	5,712
*	Keane Group Inc.	628,567	3,809
*,^ Extraction Oil & Gas Inc.		1,123,958	3,304
*	Exterran Corp.	224,274	2,929
*	Forum Energy Technologies Inc.	304,048	471
*	FTS International Inc.	192,970	432
*	Magnolia Oil & Gas Corp. Class A	90	1
*	Antero Resources Corp.	205	1

*	Laredo Petroleum Inc.	148	—
*	Covia Holdings Corp.	17	—
*	Roan Resources Inc.	16	—
			687,753
Other (0.0%)2
*,§ NewStar Financial Inc. CVR		323,987	78
*,§ Media General Inc. CVR		1,362,047	53
*,§ Clinical Data CVR		132,154	—
			131
Technology (19.0%)
*	Tyler Technologies Inc.	572,589	150,305
*	EPAM Systems Inc.	773,386	141,004
*	RingCentral Inc. Class A	1,065,010	133,829
*	Guidewire Software Inc.	1,214,229	127,955
*	DocuSign Inc. Class A	2,063,467	127,770
*	Aspen Technology Inc.	1,023,507	125,973
*	Zendesk Inc.	1,647,676	120,083
*	Coupa Software Inc.	916,774	118,786
*	Proofpoint Inc.	832,134	107,387
*	PTC Inc.	1,538,466	104,893
	Monolithic Power Systems Inc.	609,662	94,882
	Entegris Inc.	2,006,033	94,404
*	HubSpot Inc.	599,235	90,850
*	Ciena Corp.	2,301,680	90,295
	CDK Global Inc.	1,798,621	86,496
*	Medidata Solutions Inc.	880,611	80,576
*	Cree Inc.	1,587,605	77,793
*	Manhattan Associates Inc.	954,669	77,013
*	RealPage Inc.	1,195,377	75,141
*	MongoDB Inc.	622,670	75,019
	MKS Instruments Inc.	808,603	74,618
*	Silicon Laboratories Inc.	643,212	71,622
*	Alteryx Inc. Class A	661,948	71,113
*	Ceridian HCM Holding Inc.	1,371,547	67,713
	Blackbaud Inc.	729,783	65,929
*	ViaSat Inc.	864,694	65,129
*	Anaplan Inc.	1,341,862	63,067
	j2 Global Inc.	689,670	62,636
	Cabot Microelectronics Corp.	430,892	60,846
*	Nutanix Inc.	2,219,332	58,257
*	Lumentum Holdings Inc.	1,084,235	58,072
*	Pure Storage Inc. Class A	3,381,165	57,277
	LogMeIn Inc.	733,646	52,059
*	ACI Worldwide Inc.	1,645,541	51,547
*	Q2 Holdings Inc.	636,200	50,177
*	Semtech Corp.	987,317	47,993
*	New Relic Inc.	780,147	47,940
*	Smartsheet Inc. Class A	1,321,094	47,599
*	Five9 Inc.	855,106	45,953
*	Cornerstone OnDemand Inc.	810,539	44,434
*	Envestnet Inc.	735,714	41,715
*	FireEye Inc.	3,027,822	40,391
	Pegasystems Inc.	587,209	39,960
*	Zscaler Inc.	840,370	39,716
	Brooks Automation Inc.	1,070,437	39,638
*	Inphi Corp.	640,294	39,090

*	Qualys Inc.	494,987	37,406
	Power Integrations Inc.	413,476	37,391
*	Lattice Semiconductor Corp.	1,968,878	36,001
*	Acacia Communications Inc.	548,907	35,898
	Cogent Communications Holdings Inc.	625,550	34,468
*	Box Inc.	2,065,626	34,207
*	Advanced Energy Industries Inc.	568,512	32,638
*	PROS Holdings Inc.	537,211	32,018
*	LivePerson Inc.	872,753	31,157
*	Everbridge Inc.	498,145	30,741
*,^ Cloudera Inc.		3,459,046	30,647
*	Rapid7 Inc.	651,779	29,584
*	Blackline Inc.	613,942	29,353
*	CommVault Systems Inc.	603,476	26,981
*	Varonis Systems Inc.	427,610	25,562
*	Alarm.com Holdings Inc.	539,727	25,173
*	Diodes Inc.	605,424	24,308
	InterDigital Inc.	461,935	24,238
*	Bottomline Technologies DE Inc.	613,344	24,135
*	SailPoint Technologies Holding Inc.	1,255,389	23,463
*	Appfolio Inc.	230,598	21,939
*	MaxLinear Inc.	951,639	21,298
*	FormFactor Inc.	1,115,560	20,800
*	Yext Inc.	1,236,717	19,651
	NIC Inc.	944,120	19,496
*	Altair Engineering Inc. Class A	530,745	18,374
	Ubiquiti Inc.	152,947	18,087
*	MicroStrategy Inc. Class A	121,755	18,065
	Plantronics Inc.	469,858	17,535
*	Carbon Black Inc.	661,164	17,184
	Switch Inc.	1,001,425	15,642
*	2U Inc.	892,977	14,538
^	Ebix Inc.	339,362	14,287
*	Infinera Corp.	2,536,135	13,822
*,^ 3D Systems Corp.		1,660,453	13,533
*	Eventbrite Inc. Class A	736,924	13,051
*	SolarWinds Corp.	693,972	12,804
*	Tenable Holdings Inc.	502,455	11,245
*	Cision Ltd.	1,321,045	10,159
*	CEVA Inc.	312,760	9,339
*	Benefitfocus Inc.	388,656	9,254
*	Loral Space & Communications Inc.	190,049	7,868
*	Virtusa Corp.	203,388	7,326
*	nLight Inc.	392,043	6,139
*	Shutterstock Inc.	143,953	5,200
*,^ Gogo Inc.		850,049	5,126
*	Cloudflare Inc. Class A	273,947	5,087
	Forrester Research Inc.	153,887	4,946
*,^ Pagerduty Inc.		167,729	4,738
*	WideOpenWest Inc.	752,392	4,635
*	MobileIron Inc.	692,510	4,532
*	Endurance International Group Holdings Inc.	1,068,956	4,009
*	Sciplay Corp. Class A	345,115	3,693
*,^ Livongo Health Inc.		206,646	3,604
*,^ Fastly Inc. Class A		125,861	3,021
*	Ping Identity Holding Corp.	86,396	1,490
*,^ SecureWorks Corp. Class A		105,256	1,361

*	Castlight Health Inc. Class B			653,597	922
*	Paycom Software Inc.			41	9
*	Okta Inc.			86	8
*	Allscripts Healthcare Solutions Inc.			138	1
*	Dynatrace Inc.			35	1
*	Medallia Inc.			16	—
*	Health Catalyst Inc.			6	—
					4,514,133
	Telecommunications (0.3%)
*	Intelsat SA			1,148,622	26,188
	Shenandoah Telecommunications Co.			700,248	22,247
	ATN International Inc.			154,496	9,018
	*,^ GTT Communications Inc.			460,094	4,334
	*,^ Globalstar Inc.			8,609,094	3,562
*	Cincinnati Bell Inc.			2,446	12
					65,361
	Utilities (1.0%)
	NRG Energy Inc.			1,783,322	70,620
	Ormat Technologies Inc.			603,773	44,854
	Pattern Energy Group Inc. Class A			1,457,795	39,258
*	Sunrun Inc.			1,658,201	27,700
	TerraForm Power Inc. Class A			1,090,106	19,867
*	Evoqua Water Technologies Corp.			1,018,239	17,331
	*,^ Bloom Energy Corp. Class A			831,007	2,701
*	Vivint Solar Inc.			319,091	2,087
					224,418
	Total Common Stocks (Cost $18,981,244)				23,721,594
		Coupon
	Temporary Cash Investments (1.5%)1
	Money Market Fund (1.5%)
	3,4 Vanguard Market Liquidity Fund	2.098%		3,565,398	356,575

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	2.135%	11/14/19	6,000	5,987
	Total Temporary Cash Investments (Cost $362,510)				362,562
	Total Investments (101.3%) (Cost $19,343,754)				24,084,156
	Other Assets and Liabilities-Net (-1.3%)4				(298,836)
	Net Assets (100%)				23,785,320

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $280,738,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $293,568,000 was received for securities on loan.
5 Securities with a value of $3,198,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Small-Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2019	725	55,281	(1,119)
E-mini S&P 500 Index	December 2019	60	8,936	20
E-mini S&P Mid-Cap 400 Index	December 2019	40	7,752	(111)
				(1,210)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity

Small-Cap Growth Index Fund

swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	23,721,463	—	131
Temporary Cash Investments	356,575	5,987	—
Futures Contracts—Assets[1]	130	—	—
Total	24,078,168	5,987	131
1 Represents variation margin on the last day of the reporting period.

Small-Cap Growth Index Fund